Trade and Other Payables - Summary of Movement in Deferred and Contingent Consideration (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of contingent liabilities [Abstract]
At 1 January	€ 301	€ 288
Translation adjustment	(36)	9
Arising on acquisitions and investments during year (note 31)	45	22
Changes in estimate	3	15
Paid during year	(53)	(57)
Discount unwinding	7	24	€ 20
Reclassified as held for sale	(2)
At 31 December	€ 265	€ 301	€ 288